Impairment (Tables)	6 Months Ended
Jun. 30, 2022
Impairment
Schedule of impairment losses reversals

(Losses) / reversals	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Property, plant and equipment	(83)	(106)	(84)	(11)
Intangible assets	(1)	−	−	−
Assets classified as held for sale	(83)	(74)	(84)	(79)
Impairment losses	(167)	(180)	(168)	(90)
Investments	(10)	399	(2)	425
Net effect within the statement of income	(177)	219	(170)	335
Losses	(218)	(312)	(208)	(156)
Reversals	41	531	38	491